Real Estate Owned, Net - Components of real estate operating revenues and expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Real Estate
Total	$ 12,112,270	$ 10,289,252	$ 46,685,257	$ 50,320,888
Real estate operating expenses
Asset management fee	1,488,095	1,156,543	5,134,149	4,480,706
Real Estate Operating Expenses	1,217,963	971,315	5,003,893	4,505,119
Real Estate Investment
Real Estate
Lease revenue	1,754,561	1,805,874	7,167,049	8,150,041
Other operating income	1,224,893	205,767	1,727,942	2,273,522
Total	2,979,454	2,011,641	8,894,991	10,423,563
Real estate operating expenses
Utilities	45,334	33,992	208,098	166,003
Real estate taxes	346,432	346,354	1,401,279	1,925,999
Repairs and maintenances	157,416	145,246	645,316	659,934
Asset management fee	67,868	61,325	271,303	224,732
Lease expense, including amortization of above-market ground lease (1)	487,163	283,538	2,084,402	1,134,152
Other operating expenses	113,750	100,860	393,495	394,299
Real Estate Operating Expenses	$ 1,217,963	$ 971,315	$ 5,003,893	$ 4,505,119